Leases - Schedule of Operating Lease Maturity (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Operating Lease Maturity [Abstract]
2026	$ 936,033
2027
2028	3,821,818
2029
2030
Thereafter
Total	4,757,851
Less: interest	(814,892)
Present value of lease liabilities	$ 3,942,959	$ 785,070